U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                 FORM N-23C-3

                       Notification of Repurchase Offer
                   PURSUANT TO RULE 23C-3 (17 CFR 270.23C-3)


1.    Investment Company Act File Number              Date of Notification

             811-08271                                  December 1, 2003
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2.    Exact name of investment company as specified in registration statement:

                          FRANKLIN FLOATING RATE TRUST
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3.    Address of principal executive office: (number, street, city, state, zip code)

                One Franklin Parkway, San Mateo, CA 94403-1906
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4.    Check  one of the following:

      A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of rule 23c-3.

      B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of rule 23c-3.

      C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of rule 23c-3 and a discretionary repurchase offer under paragraph (c) of rule 23c-3.





                                           By  /s/ Rupert H. Johnson, Jr.
                                              ---------------------------
                                               Rupert H. Johnson, Jr.
                                                     (Name)

                                                      President
                                              --------------------------
                                                      (Title)



[Insert Franklin Templeton Investments Logo]

FRANKLIN TEMPLETON
   INVESTMENTS
                                             Franklin Templeton
                                             Investor Services, LLC
                                             3344 Quality Drive
                                             Rancho Cordova, CA  95670-6608

                                             tel  1-800/632-2301
                                             Franklintempleton.com



December 1, 2003

Dear Franklin Floating Rate Trust Shareholder:

This notice is to inform you of the Fund's next regular quarterly repurchase offer to repurchase for cash up to 25% of its outstanding shares. The purpose of this repurchase offer (or "tender offer") is to provide the Fund's shareholders with a way to sell their shares at their net asset value (NAV). Fund shares can normally be repurchased by the Fund only during one of the Fund's regular quarterly repurchase offers. The NAV of the Fund on November 19, 2003, was $8.68 per Share.

The repurchase offer, described in the enclosed Repurchase Offer/Request Form, begins on December 1, 2003 and ends at 1:00 p.m., Pacific Time, on January 5, 2004 (the "Repurchase Request Deadline"). We must RECEIVE a telephone redemption request (if eligible), the properly completed Franklin Floating Rate Trust Repurchase Offer/Request Form (enclosed), or a Notice of Guaranteed Delivery by the Repurchase Request Deadline if you want to sell shares of Franklin Floating Rate Trust this quarter. All requests for repurchase of shares during this period will be processed after that time.

You can sell your shares to the Fund at their NAV during this repurchase period, subject to the terms of the repurchase offer, if you do one of the following by the Repurchase Request Deadline:

1.Ask your financial advisor to make the repurchase request for you, through their affiliated securities firm.
2.Make a Telephone Redemption request, if eligible. Generally requests to tender Common Shares with a value of $100,000 or less can be made over the phone provided you do not hold share certificates and you have not changed your address by phone within the last 15 days.
3.Complete the enclosed Repurchase Offer/Request Form and return it (with related share certificates you have, if any) to arrive at the Fund's transfer agent, Franklin Templeton Investor Services, LLC, by the deadline.*
4.Complete and submit a Notice of Guaranteed Delivery by the deadline and send follow-up documents, as described in the Repurchase Offer/Request Form.*

If you have no need or desire to sell Fund shares, simply disregard this notice. Rest assured that we will contact you again next quarter to remind you of your share sale privileges.

If you have any questions, please refer to the enclosed Repurchase Offer/Request Form, contact your financial advisor, or call Franklin Templeton Shareholder Services at 1-800/632-2301.

Sincerely,

Franklin Templeton Investor Services, LLC

*If you have an FTB&T employer sponsored retirement plan account and wish to take a distribution by selling shares, YOU MUST COMPLETE A DISTRIBUTION REQUEST FORM AND SEND IT WITH THE COMPLETED REPURCHASE OFFER/REQUEST FORM. The distribution request form must contain all necessary signatures and must be received in advance of the Repurchase Request Deadline. Please contact Retirement Services at 1-800/527-2020 for a distribution request form and further instructions.


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FTB&T RETIEMENT PLAN PARTICIPANTS: The 2003 maintenance fee will be deducted from your retirement account this December. If you have other funds in your account in addition to the Floating Rate Trust, the fee will be deducted from the fund holding the most liquid types of investments. The fee is $15 for accounts with a balance of less than $50,000. The fee is $10 for accounts with balances of $50,000 and over. The fee will be $10 if the aggregate balance of all your accounts linked under the Cumulative Quantity Discount is $50,000 or more at the time the fee is assessed. Please note that the fee is assessed upon an account closing if the account is closed prior to the December fee sweep.
-------------------------------------------------------------------------------
                                                                 020 LSHTO 12/03




                          FRANKLIN FLOATING RATE TRUST
                         REPURCHASE OFFER/REQUEST FORM


[Insert Franklin Templeton Logo]
FRANKLIN TEMPLETON
    INVESTMENTS

Franklin o Templeton o Mutual Series



IF YOU CHOOSE TO SELL YOUR SHARES AT THIS TIME:

o You may be eligible for Telephone Redemptions if your request to tender is for a value of $100,000 or less. Please contact your investment representative, or call us at 1-800/632-2301 for more information.

OR

o  You may complete this form and return it to us.

RETURN TO:   Attn: Floating Rate Trust Dept.
             Franklin/Templeton Investor Services, LLC
             PO Box 997152
             Sacramento, CA  95899-9984

OVERNIGHT DELIVERY/CERTIFIED OR REGISTERED MAIL:
             Franklin/Templeton Investor Services, LLC
             3344 Quality Dr.
             Rancho Cordova, CA  95670-6608
-----------------------------------------------------------------------------

TO:  FRANKLIN FLOATING RATE TRUST

Please repurchase the shares designated below at a price equal to their net asset value per share on the Repurchase Pricing Date (as defined on page 6). By asking the Fund to repurchase shares, I (we) accept the Fund's repurchase offer as provided in this form, the accompanying cover letter and the Fund's prospectus.

NAMES OF REGISTERED SHAREHOLDER(S): (Please print EXACTLY as registered.)

------------------------------------  ----------------------------------------

------------------------------------  ----------------------------------------
                                      ACCOUNT NUMBER

------------------------------------  ----------------------------------------
DAYTIME TELEPHONE                     FAX OR E-MAIL

SHARES TENDERED: (Please check and complete one)


-----------------------------------------------------------------------------------------------------------
Partial Tender   [ ]   Please repurchase -------------------------- shares from my (our) account.
-----------------------------------------------------------------------------------------------------------
Full Tender      [ ]   Please repurchase all shares from my (our) account.
-----------------------------------------------------------------------------------------------------------
Dollar Amount    [ ]   Please repurchase enough shares from my (our) account to net $------------------- , after early withdrawal charges, if any.
-----------------------------------------------------------------------------------------------------------
Exchange         [ ]   Please exchange ------------------------ shares from my (our) account for shares of the ----------------------------- Fund.

                       (By checking this option, I (we) certify receipt of a current prospectus for such fund.)
------------------------------------------------------------------------------------------------------------


A SHAREHOLDER WHO HOLDS SHARES THROUGH A BROKER, DEALER, COMMERCIAL BANK, TRUST COMPANY OR OTHER NOMINEE MUST INSTRUCT SUCH BROKER OR OTHER NOMINEE TO EFFECT THE REPURCHASE ON HIS OR HER BEHALF AND SHOULD NOT SUBMIT THIS FORM TO FRANKLIN/TEMPLETON INVESTOR SERVICES, LLC ("INVESTOR SERVICES"). A broker or other nominee may charge a fee for processing the transaction on the tendering shareholder's behalf.

SHARE CERTIFICATES (IF ANY). IF YOU ARE TENDERING SHARES REPRESENTED BY CERTIFICATES, YOU MUST INCLUDE THE CERTIFICATES WITH THIS FORM and list them on page 2. Any shares represented by certificates that are not delivered with this Form will be excluded from the shares repurchased.



Certificate Number(s)/Issue Date    Number of Shares Represented     Number of Shares Tendered*
                                    by Share Certificate(s)

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------


* PARTIAL TENDERS. If you desire to tender fewer than all shares evidenced by a share certificate listed above, please indicate in this column the number of shares you wish to tender. A new share certificate for the untendered shares will be sent, without expense to the person(s) signing this form as soon as practicable after the deadline to submit this form. All shares represented by share certificate(s) delivered to Investor Services will be deemed to have been tendered unless otherwise indicated.

[ ] Check here if you would like to credit to your book entry account any certificated shares accompanying this form which either are not tendered or are not accepted for repurchase.

If the share certificates are registered in the name of a person other than the undersigned, or if payment is to be made to, or share certificates for unpurchased shares are to be issued or returned to, a person other than the registered shareholder, then the tendered certificates must be endorsed or accompanied by appropriate stock powers, signed exactly as the name or names of the registered holder or holders appear on the share certificates, with the signatures on the share certificates or stock powers guaranteed by an Eligible Institution. For information, contact your investment representative or call Shareholder Services at 1-800/632-2301.

IF YOUR SHARE CERTIFICATE(S) HAS BEEN LOST OR DESTROYED, please contact Shareholder Services at 1-800/632-2301 as soon as possible. The time it takes to replace your share certificate(s) or credit your book entry account for the missing shares may make it impossible to meet the deadline to have your shares repurchased in this current repurchase offer.

SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS

The check will be issued in the name of the registered shareholder(s) and mailed to the address of record unless Special Payment and Delivery Instructions are given. The undersigned recognizes that the Fund has no obligation pursuant to the Special Payment and Delivery Instructions to transfer any shares from the name of the registered holder thereof if the Fund does not accept for payment any of the shares tendered hereby.

If special payment or delivery is required, please provide instructions here and signature guarantee below:
--------------------------------------------------------------------------
Issue                     [ ] check to:           Name:
                          ----------------------
                          [ ] share certificate   Address:
--------------------------------------------------------------------------
Mail                      [ ] check to:           Name:
                          ----------------------
                          [ ] share certificate   Address:
--------------------------------------------------------------------------
Electronic Funds Transfer [ ] My bank information is already on file at
                              Franklin Templeton
--------------------------------------------------------------------------

EARLY WITHDRAWAL CHARGE WAIVER:

[ ] Check this box if your shares were purchased subject to a waiver of the early withdrawal charge, for example, shares purchased through dividend or capital gains distributions from any Franklin Templeton Fund (Class A, Advisor Class or Class Z only); shares purchased by officers, trustees, directors and full-time employees of Franklin Templeton Investments and their family members; or shares purchased with annuity payments received under an annuity option or from death benefit proceeds, under certain circumstances. Refer to details in a current Fund prospectus.

State the basis for such waiver of the early withdrawal charge:-----------------

--------------------------------------------------------------------------------


NOTICE OF GUARANTEED DELIVERY

If your share certificates are not immediately available or time will not permit all required documents to reach investor services by the repurchase request deadline, you can still tender your shares for repurchase if you:

o Obtain a Notice of Guaranteed Delivery form from an investment representative or from Shareholder Services by calling 1-800/632-2301;

o Complete the notice and have it executed by, and sent to Investor Services through, an Eligible Institution (described on page 4);

o Ensure Investor Services receives by the Repurchase Request Deadline, the properly completed and executed Notice of Guaranteed Delivery; and

o Ensure the share certificates, if any, for all tendered shares for transfer, together with a properly completed and duly executed Repurchase Offer/Request Form, are received in proper form by Investor Services within five New York Stock Exchange trading days after the date Investor Services receives the Notice of Guaranteed Delivery.

The Notice of Guaranteed Delivery is not intended for shareholders whose share certificates have been lost or destroyed.

ELIGIBLE INSTITUTIONS FOR NOTICE OF GUARANTEED DELIVERY AND SIGNATURE GUARANTEES INCLUDE a brokerage firm or financial institution that is a member of a securities approved medallion program, such as Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program or New York Stock Exchange, Inc. Medallion Signature Program.

[ ] Check here if shares are being delivered pursuant to a notice of guaranteed delivery previously sent to investor services by an eligible institution and complete the following:

    Name(s) of Registered Holder(s):-------------------------------------------

    Date of Execution of Notice of Guaranteed Delivery:------------------------

    Name of Eligible Institution which Guaranteed Delivery:--------------------


PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

o Your signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

o If the shares are held of record by two or more joint account holders, ALL MUST SIGN.

o If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officer of a corporation, authorized official of the custodian of an IRA account or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

o If the shares are held in an individual or employer-sponsored retirement plan, plan distribution requirements may not be met due to the Fund's restrictions on tender offers, potentially resulting in additional taxes and penalties for which the undersigned assumes full responsibility.

IN THE FOLLOWING CASES, ALL SIGNATURES MUST BE GUARANTEED BY AN ELIGIBLE INSTITUTION (As defined above):

o    the proceeds for the tendered shares will amount to $100,000 or more,

o the Repurchase Offer/Request Form is signed by an agent rather than the registered holder of the shares tendered with the form,

o the proceeds for tendered shares are to be sent to a payee other than the registered owner of such shares,

o the proceeds for the tendered shares are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account, or

o the Fund believes a signature guarantee would protect the Fund against potential claims based on the instructions received.


SIGNATURE(S) OF SHAREHOLDER(S): (Sign EXACTLY as registered.)


-------------------------------------------------------------
Date

X-----------------------------------------------------------------------------
Signature                   Capacity: if applicable             Print Name

X-----------------------------------------------------------------------------
Signature                   Capacity: if applicable             Print Name

X-----------------------------------------------------------------------------
Signature                   Capacity: if applicable             Print Name

------------------------------------------------------------------------------
Tax Identification Number or Social Security number

------------------------------------------------------------------------------
Signature Guaranteed by


IF YOU HAVE ANY QUESTIONS REGARDING THIS FORM, PLEASE CALL 1-800/632-2301.


ADDITIONAL TERMS AND CONDITIONS OF REPURCHASE OFFER AND TENDER OF SHARES

This repurchase offer (the "Offer") of Franklin Floating Rate Trust (the "Fund") and acceptance of the Offer by tender of shares of the Fund are made upon the terms and conditions stated in this Repurchase Offer/Request Form and the Fund's prospectus and statement of additional information ("SAI").

1. THE OFFER. The Fund is offering to repurchase for cash up to the percentage set forth in the accompanying cover letter of its issued and outstanding shares of beneficial interest ("Shares") on the Repurchase Request Deadline (defined below) at a price equal to the net asset value ("NAV") as of the close of the New York Stock Exchange ("NYSE") on the Repurchase Pricing Date (defined below) less any applicable early withdrawal charge (described below). The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. REPURCHASE REQUEST DEADLINE. The Offer will expire on the date set forth in the accompanying cover letter to shareholders which is the Repurchase Request Deadline. All requests for repurchase of Shares or Notice of Guaranteed Delivery forms MUST be received in proper form by the Fund on or before the Repurchase Request Deadline.

3. REPURCHASE PRICING DATE. The NAV for the repurchase must be determined no later than 14 days after the Repurchase Request Deadline, or the next business day if the fourteenth day is not a business day. The Fund intends, HOWEVER, to determine the NAV for the repurchases immediately after the Repurchase Request Deadline, or as soon as possible thereafter, if doing so is not likely to result in significant dilution of either Shares that are tendered for repurchase or Shares that are not tendered.

4. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Offer will be made not later than 7 days after the Repurchase Pricing Date.

5. NO REPURCHASE FEE; EARLY WITHDRAWAL CHARGE. The Fund will not impose a repurchase fee for repurchases related to the Offer. An early withdrawal charge of 1% may be imposed on those Shares accepted for repurchase that have been held for less than 12 months, unless a waiver of such charge applies and the shareholder indicates the basis for the waiver on this form. Please check your share holdings and the Fund's prospectus.

6. NET ASSET VALUE. The Shareholders must decide whether to tender their Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate between the date of the shareholder's repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. There can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the date of the shareholder's repurchase request or the Repurchase Request Deadline. Please call Shareholder Services at 1-800/632-2301 for current NAV information.

7.  INCREASE  IN  NUMBER  OF  SHARES  REPURCHASED;   PRO  RATA  REPURCHASE.   If
shareholders tender for repurchase more Shares than the Fund is offering to repurchase (the "Offer Amount"), the Fund may (but is not obligated to) increase the amount repurchased by up to 2% of the Fund's outstanding Shares on the Repurchase Request Deadline. If Fund shareholders tender more Shares than the Fund decides to repurchase, whether the Offer Amount or the Offer Amount plus the 2% extra, the Fund will purchase the Shares tendered on a pro rata basis, rounded down to the nearest full share. The Fund may, however, in its discretion accept all Shares tendered by persons who own, beneficially or of record, an aggregate of less than 100 Shares and who tender all of their Shares, before prorating the Shares tendered by other persons. If the Fund determines that Shares will be repurchased on a pro rata basis, there may be a delay in payment because of the difficulty in determining the precise number of Shares validly tendered. The Fund will not pay for Shares until the final proration factor is known, but not later than 7 days after the Repurchase Pricing Date.

8. WITHDRAWAL OF REQUEST FOR REPURCHASE. Shareholders may withdraw all or some of their Shares tendered pursuant to the Offer at any time prior to the Repurchase Request Deadline. Shareholders whose accounts are maintained through a broker, dealer, commercial bank, trust company or other nominee should notify such nominee in sufficient time to ensure timely withdrawal or modification of their tenders. Shareholders whose Shares are registered in their own name must submit written notice of such withdrawal or modification (the "Change Notice") to Investor Services. To be effective, a Change Notice must be timely received by Investor Services. Any Change Notice must specify the name of the person who tendered the Shares to be withdrawn, the number of Shares to be withdrawn and the name of the registered holder if different from that of the person who tendered such Shares. If Share certificates representing such Shares have been delivered or otherwise identified to Investor Services, the tendering shareholder must also submit the Share certificate numbers shown on the particular Share certificates evidencing such Shares and the signature on the Change Notice must be guaranteed by an Eligible Institution (defined above), except in the case of Shares tendered by an Eligible Institution.

9. SUSPENSION OR POSTPONEMENT OF OFFER. The Fund may not suspend or postpone the Offer except by vote of a majority of the Board of Trustees (including a majority of the Trustees who are not "interested persons" of the Fund, the Fund's investment adviser or its affiliates (as defined in the Investment Company Act of 1940, as amended) and only: (A) if the repurchases would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; (B) for any period during which the NYSE or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which any emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine its NAV; or (D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund. If the Offer is suspended or postponed, the Fund will notify shareholders. If the Fund suspends or postpones the Offer, the NAV for the Shares tendered will be determined as of the close of the NYSE on an extended repurchase pricing date. During any such extension, all Shares previously tendered and not purchased or withdrawn will remain subject to the Offer. If the Fund renews the Offer, it will send a new notification to all shareholders.

10. TAX CONSEQUENCES. Shareholders should review the tax information in the Fund's prospectus and SAI. Shareholders should also consult their tax advisers regarding the specific tax consequences, including the state, local or foreign tax consequences, of participating in the repurchase. Under federal income tax laws, Investor Services may be required to withhold 30% of the amount of any payment made to certain shareholders pursuant to the Offer. In order to avoid such backup withholding, each tendering shareholder must provide Investor Services with the shareholder's correct taxpayer identification number ("TIN") by completing the Substitute Form W-9 in the account application for Shares. In general, if a shareholder is an individual, the TIN is the Social Security Number of such individual. If Investor Services is not provided with the correct TIN, the shareholder may be subject to a penalty imposed by the Internal Revenue Service.

11. DOCUMENTS IN PROPER FORM. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholders. The Fund's interpretations of the terms and conditions of the Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

NEITHER THE FUND, FRANKLIN ADVISERS, INC. (THE FUND'S INVESTMENT ADVISER), FRANKLIN TEMPLETON SERVICES, INC. (THE FUND'S ADMINISTRATOR), INVESTOR SERVICES, NOR ANY OTHER PERSON IS OR WILL BE OBLIGATED TO GIVE NOTICE OF ANY DEFECTS OR IRREGULARITIES IN TENDERS, NOR SHALL ANY OF THEM INCUR ANY LIABILITY FOR FAILURE TO GIVE ANY SUCH NOTICE.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THIS OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN OR IN THE PROSPECTUS, SAI OR ACCOUNT APPLICATION. IF GIVEN OR MADE, SUCH RECOMMENDATION AND SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.

FOR PER SHARE NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS, CALL SHAREHOLDER SERVICES AT 1-800/632-2301 OR CONTACT YOUR FINANCIAL ADVISOR.




                                                                O2O FRO 12/03